RELATED PARTY DISCLOSURE (Tables)	12 Months Ended
Mar. 31, 2024
Related party [Abstract]
Disclosure of transactions between related parties
The compensation of the Board and key management personnel is determined by the Board on recommendation from the Human Resources Committee of the Board:

For the years ended	March 31 2024	March 31 2023
Short-term employee benefits	$5,710	$5,103
Fees	677	662
Stock-based compensation (i)	6,242	18,487
Post-employment benefits	59	57
Total remuneration	$12,688	$24,309